Cash Reserve [Member] Performance Management - Cash Reserve		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024
Cash Reserve Shares
Prospectus [Line Items]
Money Market Seven Day Yield		3.90%
TREASURY TRUST FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Cash Reserve Shares ANNUAL TOTAL RETURNS Treasury Trust Fund As of 12/31
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2022). The year-to-date return as of September 30, 2025 was 2.86%.

Performance Table Heading	For the periods ended 12/31/24 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
TREASURY TRUST FUND | Cash Reserve Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022